Warrants (Details) - $ / shares				12 Months Ended
	Feb. 09, 2024	Sep. 22, 2023	Apr. 12, 2023	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2022	Jun. 30, 2021
Warrants [Line Items]
Description of reverse stock split	one-for-five reverse stock split	one-for-ten reverse stock split	one-for-ten reverse stock split
Warrants outstanding				0	16
Average exercise price (in Dollars per share)				$ 10,000,000	$ 20,000
Warrants repurchased					0
Warrant [Member]
Warrants [Line Items]
Warrants outstanding				0	39
Average exercise price (in Dollars per share)				$ 2,450,000	$ 2,450,000
Warrants exercised				0	0
Warrants repurchased				0
Volatility						129.00%	117.00%
Risk-free interest rate						0.27%	2.04%
Expected term						5 years	5 years
Exercise price (in Dollars per share)						$ 2	$ 0.49
Dividend yield						0.00%	0.00%
Warrant [Member] | Convertible Notes [Member]
Warrants [Line Items]
Description of reverse stock split					0 and 0 retrospectively adjusted for effect of reverse stock splits on September 24, 2024 and May 30, 2025
2024 Warrant [Member]
Warrants [Line Items]
Description of reverse stock split					$49,000 per share and $10,000,000 per share retrospectively adjusted for effect of reverse stock splits on September 24, 2024 and May 30, 2025
Common Stock [Member] | Warrant [Member]
Warrants [Line Items]
Description of reverse stock split				The warrants entitle the holder to purchase 157,934 ordinary shares (0 shares retrospectively adjusted for effect of the Company’s common reverse stock splits on September 23, 2022, April 13, 2023, September 25, 2023, February 14, 2024, September 24, 2024 and May 30, 2025) at an exercise price equal to $2 per share ($10,000,000 per share retrospectively adjusted for effect of reverse stock splits on September 23, 2022, April 13, 2023, September 25, 2023, February 14, 2024, September 24, 2024 and May 30, 2025) and 386,585 ordinary shares (0 shares retrospectively adjusted for effect of reverse stock splits on September 23, 2022, April 13, 2023, September 25, 2023, February 14, 2024, September 24, 2024 and May 30, 2025) of the Company’s common stock at an exercise price equal to $0.49 per share ($2,450,000 per share retrospectively adjusted for effect of reverse stock splits on September 23, 2022, April 13, 2023, September 25, 2023, February 14, 2024, September 24, 2024 and May 30, 2025), respectively, at any time within a term of five year after issuance.